Note 4 - Marketable Securities Investment Portfolio Measured At Fair Value on a Recurring Basis (Details) - USD ($)	Jan. 31, 2017	Jan. 31, 2016
Available-for-sale Securities	$ 0
Fair Value, Inputs, Level 1 [Member] | Short-term Marketable Securities [Member] | Fair Value, Measurements, Recurring [Member]
Short-Term Marketable Securities, Cost		$ 4,667
Short-Term Marketable Securities, Gross Unrealized Gains
Short-Term Marketable Securities, Gross Unrealized (Losses)		(28)
Available-for-sale Securities		$ 4,639